INVENTORY	12 Months Ended
Dec. 31, 2018
INVENTORY [Text Block]
3.	INVENTORY

	2018	2017

Computers	$9,653	$9,698
Monitors	29,921	31,779
Printers	3,551	2,175
Charging stations	22,715	24,968
Parts and enclosures	48,775	56,481
General	2,615	3,672
	$117,230	$128,773

During the year, the Company recorded inventory obsolescence in the amount of $13,561 (2017 - $28,243; 2016 - $22,453).